Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 64,351,000	$ 46,655,000		$ 179,322,000	$ 196,174,000	$ 133,341,000
Cost of services (including related party expenses of $2,189, $1,859 and $4,122 for the years ended December 31, 2020, 2019, and 2018, respectively)	71,812,000	39,239,000		184,648,000	119,623,000	92,093,000
Gross (loss) profit	(7,461,000)	7,416,000		(5,326,000)	76,551,000	41,248,000
Research and development	53,131,000	13,096,000		72,700,000	34,910,000	21,383,000
Selling and marketing	31,569,000	11,733,000		53,831,000	33,118,000	19,947,000
General and administrative	101,917,000	7,164,000		100,742,000	29,484,000	19,449,000
Related party expenses	1,797,000	2,195,000		9,395,000	9,452,000	9,132,000
Loss from operations	(195,875,000)	(26,772,000)		(241,994,000)	(30,413,000)	(28,663,000)
Other income (expense):
Interest income	21,000	334,000		506,000	988,000	0
Interest expense	(723,000)	(574,000)		(2,474,000)	(783,000)	(248,000)
Gain on extinguishment of debt				0	0	4,500,000
Other income, net	5,584,000	22,000		2,622,000	504,000	539,000
Total other income, net	4,882,000	(218,000)		654,000	709,000	4,791,000
Loss before income taxes	(190,993,000)	(26,990,000)		(241,340,000)	(29,704,000)	(23,872,000)
Income tax provision	0	0		0	0	0
Comprehensive loss	(190,993,000)	(26,990,000)		(241,340,000)	(29,704,000)	(23,872,000)
Net loss and comprehensive loss	(190,993,000)	(26,990,000)		(241,340,000)	(29,704,000)	(23,872,000)
Redeemable convertible preferred stock dividends				0	3,039,000	2,951,000
Net loss attributable to common stockholders, basic	(190,993,000)	(26,990,000)		(241,340,000)	(32,743,000)	(26,823,000)
Net loss attributable to common stockholders, diluted				(241,340,000)	(32,743,000)	(26,823,000)
CM Life Sciences, Inc.
General and administrative	1,845,158		$ 206,195
Loss from operations	(1,845,158)		(206,195)
Other income (expense):
Interest income	10,919		13,951
Interest earned on investments held in Trust Account	10,919		13,951
Change in fair value of warrants	(56,637,684)		(38,510,584)
Change in fair value of warrant liability			(38,510,584)
Transaction Costs			(1,204,771)
Loss before income taxes	(58,471,923)		(39,907,599)
Income tax provision			0
Net loss and comprehensive loss	$ (58,471,923)		(39,907,599)
Net loss attributable to common stockholders, basic			$ (39,907,599)
WeightedAverageSharesOutstandingOfClassACommonStock	44,275,000
BasicAndDilutedNetIncomePerShareClassACommonStock	$ 0
Weighted average shares outstanding of Class (in Shares)	11,068,750
Basic and diluted income/net loss per share (in Dollars per share)	$ (5.28)
Diagnostic test revenue (including related party revenue of $285 $0 and $0 for the years ended December 31, 2020, 2019, and 2018, respectively)
Total revenue	$ 62,760,000	46,070,000		175,351,000	191,667,000	132,970,000
Other revenue (including related party revenue of $3, $1,180 and $254 for the years ended December 31, 2020, 2019, and 2018, respectively)
Total revenue	1,591,000	585,000		3,971,000	4,507,000	371,000
Class A common stock
Other income (expense):
Net loss attributable to common stockholders, basic	(43,000)	$ (26,990,000)		(5,824,000)	$ (32,743,000)	$ (26,823,000)
Net loss attributable to common stockholders, diluted	$ (190,993,000)			$ (241,340,000)
Weighted average shares outstanding, basic (in shares)	1	1		1	1	1
Basic net loss per share (in dollars per share)	$ (43,000)	$ (26,990,000)		$ (5,824,000)	$ (32,743,000)	$ (26,823,000)
Diluted net loss per share (in dollars per share)	$ (43,000)	$ (26,990,000)		$ (5,824,000)	$ (32,743,000)	$ (26,823,000)
Weighted average shares outstanding of Class A and B non redeemable common stock, diluted (in Shares)	4,439			40
Class B common stock
Other income (expense):
Net loss attributable to common stockholders, basic	$ (190,950,000)	$ 0		$ (235,516,000)	$ 0	$ 0
Weighted average shares outstanding, basic (in shares)	443,864	0		4,044	0	0
Basic net loss per share (in dollars per share)	$ 0	$ 0		$ (58,000)	$ 0	$ 0
Diluted net loss per share (in dollars per share)	$ 0	$ 0		$ (58,000)	$ 0	$ 0
Class A Redeemable Common Stock | CM Life Sciences, Inc.
Other income (expense):
Interest earned on investments held in Trust Account	$ 10,919
Weighted average shares outstanding of Class (in Shares)			44,275,000
Basic and diluted income/net loss per share (in Dollars per share)			$ 0.00
Class B Non-Redeemable Common Stock | CM Life Sciences, Inc.
Other income (expense):
Net loss attributable to common stockholders, basic	$ (58,471,923)
Weighted average shares outstanding of Class (in Shares)			10,633,062
Basic and diluted income/net loss per share (in Dollars per share)			$ (3.75)